Advances for Vessels Under Construction and Vessels, net (Narrative) (Details) $ in Thousands		12 Months Ended
	Feb. 08, 2024 Item	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Asset Acquisition [Line Items]
Issuance of stock, shares | shares		26,674	9,837,680
Number of vessels in agreement to acquire | Item	2
Advances for vessels under construction (Note 6)		$ 20,877	$ 19,558
Vessels under construction, capitalized interest		1,299	1,146
Advances for vessels under construction capitalized		1,319	1,158
Interest cost capitalized included in advances for vessels under construction		2,446	1,146
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) from sale of vessels		3,663	5,799	$ 5,323
Deferred costs		26,748	17,838
Vessels' net book value		777,938	833,412	900,192
Vessels		1,045,512	1,069,204	1,114,247
Cash proceeds from sale of vessels		22,975	35,154	$ 36,560
Artemis And Houston [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) from sale of vessels			$ 5,799
Alcmene and Selina [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) from sale of vessels		$ 3,663